Exceptional items (Tables)	9 Months Ended
Sep. 30, 2019
Analysis of income and expense [abstract]
Schedule of Exceptional Items

	For the three months ended September 30,		For the nine months ended September 30,
	2019	2018	2019	2018
	€m	€m	€m	€m
Findus Group integration costs	—	1.1	3.0	7.1
Release of indemnification assets	—	—	44.0	—
Supply chain reconfiguration	—	1.1	(3.6)	1.3
Goodfella's Pizza & Aunt Bessie's integration costs	4.7	2.2	8.7	3.0
Settlement of legacy matters	(4.3)	(0.7)	(4.3)	(0.6)
Factory optimization	1.3	0.4	2.1	0.9
Total exceptional items	1.7	4.1	49.9	11.7